Offerings - Offering: 1	Sep. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	74,025,322
Proposed Maximum Offering Price per Unit	8.45
Maximum Aggregate Offering Price	$ 625,513,970.90
Amount of Registration Fee	$ 86,383.48
Offering Note	The shares of Common Stock will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, or other distribution, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, and based upon the average of the high and low prices for a share of registrant's Common Stock as reported on the Nasdaq Stock Market on September 8, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission). The registration fee of $86,383.48 was previously paid in connection with the initial filing of the Registration Statement on Form S-3 on September 15, 2026.